Integrio Technologies, LLC Asset Acquisition (Details) - Integrio Technologies, LLC [Member] - USD ($) $ in Thousands		Mar. 31, 2017	Dec. 31, 2016
Assets Acquired:
Cash		$ 189	$ 189
Accounts receivable		2,365	2,365
Other receivables		377	377
Prepaid assets		4,164	4,164
Fixed assets		64	64
Other assets		34	34
Customer Relationships		1,873	1,873
Supplier Relationships		2,985	2,985
Goodwill (A)	[1]	3,261	3,261
Asset Acquired Total		15,312	15,312
Liabilities Assumed:
Accounts payable		8,341	8,341
Accrued liabilities		344	344
Deferred revenue		4,252	4,252
Other long term liabilities		43	43
Liabilities Assumed Total		12,980	12,980
Total purchase price		$ 2,332	$ 2,332

[1]	The goodwill will be deductible for tax purposes once the contingent and assumed liabilities are settled.